Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 MMBoe	Dec. 31, 2012	Dec. 31, 2011	Sep. 01, 2013	May 07, 2013
Related Party Transactions
Production of natural gas and NGLs from the Chalker properties (in MMBoe)	0.8
Metalmark
Related Party Transactions
Annual administration fee	0.7	$ 0.7	$ 0.7
Number of directors who are managing directors of the related party	2
Metalmark | Minimum
Related Party Transactions
Outstanding equity interests held by the related party (as a percent)	5.00%
Monarch
Related Party Transactions
Initial term of the agreement				10 years
Monarch | Metalmark
Related Party Transactions
Outstanding equity interests held (as a percent)					81.00%
JEH
Related Party Transactions
Value of equity interests assigned to Jonny Jones					2.4
Value of equity interests reserved to a benefit plan established for certain of the entity's officers					2.6
Value of remaining equity interests distributed to certain of the pre-IPO owners					10
JEH | Monarch
Related Party Transactions
Deemed value of equity interests issued					$ 15